Income Taxes - Total income tax provision (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current taxes:
Federal			$ 185	$ 133	$ 170
State			4	2	4
Deferred taxes:
Federal			(62)	(27)	(54)
Provision for income taxes as shown in the statement of earnings	$ 101	$ 77	$ 127	$ 108	$ 120